Related Party Transactions (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Napo
Related Party Transactions
Due from former parent		$ 299,819	$ 299,819	$ 6,008
Royalty payable to former parent		(171)	(171)	(2,809)
Net receivable from former parent		299,648	299,648	3,199
License fee payable to Napo				(425,000)
Payments for consulting, travel and computer equipment on behalf of related party			22,290
Net payments on behalf of related party				6,008
Legal services paid by company				15,000
Consulting services paid				8,992
Related party purchases			37,355
Napo | General and administrative expense
Related Party Transactions
Rent related to the office space					$ 33,897
Napo | Prepaid expenses
Related Party Transactions
Remaining unused materials from the related party purchases			897
Napo | Crofelemer API
Related Party Transactions
Related party purchases			174,299
Napo | Crude plant latex
Related Party Transactions
Related party purchases			66,358
Napo | Service Agreement
Related Party Transactions
Remittance from related party			350,000
Outstanding receivables		277,529	$ 277,529
Napo
Related Party Transactions
Rent related to the office space	$ 33,897			$ 69,580	$ 80,816
Napo | Service Agreement
Related Party Transactions
Amount of share employee services		$ 627,529